Marketable Securities (Details) - USD ($)	3 Months Ended	12 Months Ended
	Nov. 30, 2020	Aug. 31, 2020	Aug. 31, 2019
Marketable Securities [Line Items]
Cost Basis	$ 56,250	$ 56,250	$ 81,250
Unrealized Gains	34,407	9,997	9,335
Unrealized Losses	(46,926)	(46,926)	(26,973)
Total	43,731	19,321	64,214
Common stock
Marketable Securities [Line Items]
Cost Basis	56,250	56,250	81,250
Unrealized Gains	(24,410)	9,997	9,335
Unrealized Losses	$ 0	$ (38,584)	$ (12,124)